Goodwill Impairment	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Asset Impairment [Abstract]
Goodwill Impairment

12. Goodwill Impairment

The Company performed its annual test of goodwill as of June 30, 2018, and based on the results of this test, the Company determined that the fair value of the goodwill no longer exceeded the carrying amount. The fair value was determined using a discounted cash flow valuation technique and resulted in the full impairment of goodwill of $1.3 million charging an impairment loss to the consolidated statement of operations during the twelve months ended December 31, 2018.